LOSS PER SHARE	12 Months Ended
Jun. 30, 2018
LOSS PER SHARE
LOSS PER SHARE

10.LOSS PER SHARE

The following reflects the income and share data used in the calculations of basic and diluted loss per share:

Loss for the year attributable to the owners of Genetic Technologies Limited	(5,463,872)	(8,403,826)	(8,458,965)
Weighted average number of ordinary shares used in calculating loss per share	2,435,282,724	2,121,638,888	1,715,214,158

Note:None of the 55,102,778 (2017: 75,102,778 and 2016: 53,852,778) options over the Company’s ordinary shares that were outstanding as at the reporting date are considered to be dilutive for the purposes of calculating diluted earnings per share.